TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2015
TAXES ON INCOME [Abstract]
Schedule of Deferred Income Taxes

	December 31,
	2015	2014
Deferred tax assets (liability):

Intangible assets	$-	$110
Other temporary differences (1)	6,349	5,636
Temporary differences related to inventory	1,755	637
Phantom award	21	53
Unrealized profit from sales to subsidiary	4,944	3,355
Less-valuation allowance	(310)	(331)
Total net deferred tax assets	12,759	9,460

Deferred tax liabilities
Property and equipment	(13,734)	(3,081)
Intangible assets	(2,486)	(2,910)
Other temporary differences	(141)	(20)

Total deferred tax liabilities	(16,361)	(6,011)

Deferred tax assets (liability), net	$(3,602)	$3,449

Reconciliation of Effective Tax Rate to Statutory Tax Rate

	Year ended December 31,
	2015	2014	2013

Income before taxes on income	$93,301	$93,997	$74,689

Statutory tax rate in Israel	26.5%	26.5%	25%

Income taxes at statutory rate	$24,725	$24,909	$18,672

Increase (decrease) in tax expenses resulting from:
Tax benefit arising from reduced rate as an "Approved Enterprise"	(13,232)	(12,482)	(11,267)
Non-deductible expenses, net	1,073	856	1,274
Adjustment for change in tax law	-	-	575
Decrease in taxes resulting from tax settlement with tax authorities	(513)	(286)	-
Tax adjustment in respect of foreign subsidiaries' different tax rates	693	634	741
Uncertain tax position	1,034	146	219
Changes in valuation allowance	(21)	(66)	97
Others	84	27	25

Income tax expense	$13,843	$13,738	$10,336

Effective tax rate	15%	15%	14%

Per share amounts (basic) of the tax benefit resulting from an "Approved Enterprise"	$(0.38)	$(0.36)	$(0.32)
Per share amounts (diluted) of the tax benefit resulting from an "Approved Enterprise"	$(0.37)	$(0.35)	$(0.32)

Schedule of Income before Taxes on Income
	Year ended December 31,
	2015	2014	2013

Domestic	$81,020	$82,670	$65,657
Foreign	12,281	11,327	9,032

	$93,301	$93,997	$74,689

Schedule of Tax Expenses on Income

	Year ended December 31,
	2015	2014	2013

Current taxes	$6,792	$16,318	$10,119
Deferred taxes	7,051	(2,580)	217

	$13,843	$13,738	$10,336

Domestic	$9,892	$9,646	$6,395
Foreign	3,951	4,092	3,941

	$13,843	$13,738	$10,336

Reconciliation of Beginning and Ending Balances of Unrecognized Tax Benefits

Gross tax liabilities at January 1, 2013	$1,084

Increases in tax positions for current year	151
Addition of tax position of prior years	68
Foreign currency adjustments	92

Gross tax liabilities at December 31, 2013	1,395

Increases in tax positions for current year	146
Addition of tax position of prior years	(1,076)
Foreign currency adjustments	(48)

Gross tax liabilities at December 31, 2014	417

Increases in tax positions for current year	493
Addition of tax position of prior years	541
Foreign currency adjustments	(9)

Gross tax liabilities at December 31, 2015	$1,442